Commitments and Contingencies - Finance Lease - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Mar. 31, 2019
Leases, Operating [Abstract]
Equipment lease term			48 months	48 months
Financing lease liabilities	$ 286	$ 356	$ 1,000	$ 1,000